UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
County of Jefferson Alabama Limited Obligation School, RB, Series A, 5.25%, 1/01/19	$515	$513,156
Arizona — 1.3%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,090	1,999,148
California — 5.9%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	423,692
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	410	391,242
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,167,317
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	680	770,318
St. Joseph Health System, 5.00%, 7/01/33	435	435,657
California HFA, RB, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	320	330,944
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (a)	360	309,679
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	440	401,958
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	400	465,408
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	250	231,002
5.00%, 5/15/47	125	114,667
City of Los Angeles Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	270	285,366
San Diego Community College District, GO, Election of 2006, Series 2013, 5.00%, 8/01/43	375	389,355

Municipal Bonds	Par (000)	Value
California (concluded)
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 5.67%, 8/01/38 (b)	$3,725	$920,634
State of California, GO, Various Purpose, 6.50%, 4/01/33	2,000	2,340,600
		8,977,839
Colorado — 1.2%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	315	296,090
Colorado State Board of Governors, Refunding RB, Series A, 5.00%, 3/01/43	415	424,707
North Range Metropolitan District No 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,081,128
		1,801,925
Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	750	773,753
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,165	1,115,988
		1,889,741

District of Columbia — 3.9%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	550	546,079
7.50%, 1/01/39	500	491,600
District of Columbia, Refunding RB, Kipp Charter School, 6.00%, 7/01/43	260	265,931
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	738,465
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset Backed, 6.25%, 5/15/24	2,675	2,701,268
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	170	172,057

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
District of Columbia (concluded)
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A (concluded):
5.25%, 10/01/44	$1,000	$1,021,030
		5,936,430
Florida — 4.1%
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	745	865,414
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,355	1,117,455
Tampa-Hillsborough County Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	485	486,019
Series B, 5.00%, 7/01/42	890	890,596
Tolomato Community Development District, Special Assessment Bonds:
Refunding, CAB, Series A-1, 6.65%, 5/01/40	355	341,489
Refunding, CAB, Series A-2, 5.05%, 5/01/39 (c)	95	70,249
Refunding, CAB, Series A-3, 4.48%, 5/01/40 (c)	225	135,691
Refunding, CAB, Series A-4, 7.88%, 5/01/40 (c)	120	53,624
Series 1, 6.65%, 5/01/40 (d)(e)	25	18,418
Series 2, 6.65%, 5/01/40 (d)(e)	815	306,130
Series 3, 6.65%, 5/01/40 (d)(e)	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	880	804,311
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	1,755	1,134,730
		6,224,129
Guam — 0.1%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	206,416
Illinois — 7.4%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	720	742,752

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	$360	$366,782
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series A, 5.75%, 1/01/39	2,500	2,600,750
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,570	1,528,788
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	280	291,777
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	1,881,383
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	335	335,201
Central Dupage Health, Series B, 5.50%, 11/01/39	550	571,824
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	815	824,731
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	600	585,168
Series B-2, 5.00%, 6/15/50	1,095	1,083,021
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 6/01/23	180	200,095
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	224,752
		11,237,024
Indiana — 2.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	400	359,832
4.00%, 2/01/38	645	570,277
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	540	553,651
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	160	143,163
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	520	459,399

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indiana Finance Authority, RB (concluded):
Sisters of St. Francis Health, 5.25%, 11/01/39	$290	$295,229
Indiana Finance Authority, Refunding RB, Series A:
Community Health Network Project, 5.00%, 5/01/42	340	324,523
Parkview Health System, 5.75%, 5/01/31	600	635,400
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	393,190
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	140	142,746
5.00%, 1/15/40	445	449,330
		4,326,740
Iowa — 1.5%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	340	332,404
5.50%, 12/01/22	830	819,808
5.25%, 12/01/25	160	151,366
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	885	964,544
		2,268,122
Louisiana — 3.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB:
Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,135	1,197,822
Westlake Chemical Corp. Projects, 6.75%, 11/01/32	2,000	2,099,940
Terrebonne Levee & Conservation District, RB, Sales Tax, 4.25%, 7/01/32	290	272,962
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	361,770
5.25%, 5/15/31	300	300,735
5.25%, 5/15/32	380	380,232
5.25%, 5/15/33	415	412,946

Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A (concluded):
5.25%, 5/15/35	$175	$171,427
		5,197,834
Maine — 0.9%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,072,461
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	310	319,433
		1,391,894
Maryland — 2.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	1,037,347
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,043,320
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,445	1,444,885
		3,525,552
Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	630	654,312
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	615	616,537
Massachusetts School Building Authority, RB, Dedicated Sales Tax Revenue, Senior Series A, 5.00%, 5/15/43	495	514,389
		1,785,238
Michigan — 3.0%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien (AGM): Series B, 7.50%, 7/01/33	560	601,395
BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A:
5.00%, 7/01/32	$545	$492,969
5.25%, 7/01/39	470	429,087
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	1,500	1,369,170
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,690,248
		4,582,869
Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (f)	85	87,386
Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	285,393
New Jersey — 2.0%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	525	500,047
New Jersey EDA, Refunding, Special Assessment Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	785,793
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38	455	464,168
New Jersey Transportation Trust Fund Authority, RB, Series B, 5.25%, 6/15/36	845	877,490
Rutgers The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	175	181,692
5.00%, 5/01/43	185	190,602
		2,999,792
New York — 6.5%
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	410	418,425

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City IDA, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	$1,000	$1,007,180
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (g)	4,000	4,390,440
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	850	876,715
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	420	456,582
New York State Dormitory Authority, RB:
New York University, Series A, 5.25%, 7/01/48	1,000	1,050,430
Series F, 5.00%, 3/15/35	580	594,680
Oneida County Local Development Corp., RB, Hamilton College Project, 4.00%, 7/01/38	600	548,082
Port Authority of New York & New Jersey, RB, Special Project, JFK International Air Terminal LLC Project, Series 8, AMT (NPFGC), 6.00%, 12/01/42	430	475,533
		9,818,067
North Carolina — 0.3%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	480	484,315
Ohio — 1.8%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	2,295	1,737,545
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	1,000	1,032,620
		2,770,165
Oregon — 0.1%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	90	93,706

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico — 2.0%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB (b):
First Sub-Series C, 6.91%, 8/01/38	$1,490	$287,555
Series A (NPFGC), 6.72%, 8/01/46	9,600	1,083,264
Series C, 6.54%, 8/01/39	8,540	1,602,531
		2,973,350
South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, RB, Sanford, Series E, 5.00%, 11/01/42	375	366,518
Tennessee — 0.1%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	75	76,319
Texas — 9.2%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	1,500	116,190
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	730	782,662
Senior Lien, Series A, 5.00%, 1/01/33	35	34,191
Subordinate Lien, 5.00%, 1/01/33	125	117,026
Subordinate Lien, 5.00%, 1/01/42	110	100,082
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	547,759
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	271,870
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	865	889,376
HFDC of Central Texas, Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	1,068,971
Houston Higher Education Finance Corp., RB, Cosmos Foundation, Inc., Series A, 6.88%, 5/15/41	200	223,518

Municipal Bonds	Par (000)	Value
Texas (concluded)
Matagorda County Navigation District No. 1 Texas, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	$700	$769,776
Midland County Fresh Water Supply District No 1, RB, City of Midland Projects, Series A, 5.10%, 9/15/37 (b)	5,200	1,543,204
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	2,290	2,446,705
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,541,496
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, Series A, 5.00%, 8/15/43	125	121,960
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,135,690
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,170	2,279,411
		13,989,887
Utah — 1.2%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	710	726,969
University of Utah, RB, General, Series A, 5.00%, 8/01/43	220	227,704
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy:
3.25%, 10/15/36	700	513,261
3.25%, 10/15/42	425	295,664
		1,763,598
Virginia — 3.0%
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.38%, 12/01/26	1,600	1,406,496
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,015,300
BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia (concluded)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	$275	$258,896
6.00%, 1/01/37	1,875	1,889,044
		4,569,736

Wisconsin — 0.8%
WPPI Energy Wisconsin, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	135	141,006
5.00%, 7/01/30	170	176,457
5.00%, 7/01/31	365	377,096
5.00%, 7/01/37	445	447,056
		1,141,615

Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	100,798
Total Municipal Bonds — 68.3%		103,384,702

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Arizona — 0.6%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	820	842,145
California — 5.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,090	1,170,004
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	840	897,238
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	2,040	2,070,330
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	612,389

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California (concluded)
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	$3,225	$3,281,695
		8,031,656
Colorado — 3.1%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiatives, 5.50%, 7/01/34 (i)	740	797,465
Sisters of Leavenworth Health System, 5.00%, 1/01/40	3,930	3,901,350
		4,698,815
Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,008,765
Illinois — 7.1%
City of Chicago Illinois, GARB, O’Hare International Airport, Third Lien, Series A (NPFGC), 5.00%, 1/01/33 (i)	4,995	5,025,719
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, 5.00%, 11/01/42	3,299	3,249,873
Illinois Finance Authority, RB, Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,490,111
		10,765,703
Indiana — 8.1%
Carmel Redevelopment Authority, RB, Performing Arts Center:
4.75%, 2/01/33	5,365	5,412,695
5.00%, 2/01/33	6,580	6,830,237
		12,242,932
Massachusetts — 4.4%
Massachusetts HFA, Refunding HRB, Series D, AMT, 5.45%, 6/01/37	5,090	5,114,785
Massachusetts School Building Authority, RB, Senior Series B, 5.00%, 10/15/41	1,560	1,615,084
		6,729,869

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	6

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Nebraska — 3.3%
Omaha Public Power District, RB, Sub-Series B (NPFGC), 4.75%, 2/01/36 (i)	$5,000	$5,002,350
New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	660	708,424
New York — 20.7%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (i)	1,510	1,603,039
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Series HH, 5.00%, 6/15/31 (i)	2,835	2,996,864
Series FF-2, 5.50%, 6/15/40	495	538,938
Water & Sewer System, Second General Resolution, Series CC, 5.00%, 6/15/47	4,780	4,903,372
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	6,135	6,374,414
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,220	2,403,661
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	11,250	12,585,937
		31,406,225
North Carolina — 10.3%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.75%, 12/01/34	15,170	15,580,493
Ohio — 5.1%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	2,650	2,703,133
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	4,634	4,986,345
		7,689,478

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
South Carolina — 1.5%
South Carolina State Housing Finance & Development Authority, Refunding RB, Series B-1, 5.55%, 7/01/39	$2,269	$2,334,271
Texas — 8.7%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (i)	2,130	2,249,323
Harris County Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,190,487
New Caney Independent School District, GO, School Building, 5.00%, 2/15/35 (i)	9,150	9,673,105
		13,112,915
Utah — 0.6%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	960	959,747
Virginia — 0.7%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,005,365
Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., 5.25%, 4/01/39 (i)	1,990	2,032,394
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 82.6%		125,151,547
Total Long-Term Investments (Cost — $230,490,413) — 150.9%		228,536,249

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (j)(k)	1,866,553	1,866,553
Total Short-Term Securities (Cost — $1,866,553) — 1.2%		1,866,553

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA) (Percentages shown are based on Net Assets)
Value
Total Investments (Cost — $232,356,966*) — 152.1%	$230,402,802
Other Assets Less Liabilities — 0.9%	1,263,179
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (53.0%)	(80,185,610)
Net Assets — 100.0%	$151,480,371

*	As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost.	$153,349,770
Gross unrealized appreciation	$6,596,422
Gross unrealized depreciation	(9,703,410)
Net unrealized depreciation.	$(3,106,988)

Notes to Schedule of Investments
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of the report date.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)	Non-income producing.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Depreciation

RBC Capital Markets	$87,386	$(1,097)

(g)	Variable rate security. Rate shown is as of report date.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2014 to February 15, 2031 is $21,516,880.
(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income

FFI Institutional Tax-Exempt Fund	920,424	946,129	1,866,553	$216

(k)	Represents the current yield as of report date.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	8

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$228,536,249	—	$228,536,249
Short-Term Securities	$1,866,553	—	—	1,866,553

Total	$1,866,553	$228,536,249	—	$230,402,802

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	9

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

Certain of the Trust’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities:
Bank overdraft	—	$(3,296)	—	$(3,296)
TOB trust certificates	—	(80,160,020)	—	(80,160,020)
Total	—	$(80,163,316)	—	$(80,163,316)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JULY 31, 2013	10

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Long-Term Municipal Advantage Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Long-Term Municipal Advantage Trust

Date: September 24, 2013

By:       /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Long-Term Municipal Advantage Trust

Date: September 24, 2013